LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Summary of information related to leases

	As of December 31,
	2024	2025
Operating leases
Right-of-use assets	13,342	14,811
Lease liabilities, current	3,438	4,792
Lease liabilities, non-current	9,835	10,375
Finance leases
Right-of-use assets	1,794	1,408
Lease liabilities, current (note 8)	532	529
Lease liabilities, non-current	1,156	805

	For the year ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	4,178	4,603	5,128
Operating cash used in finance leases	77	111	75
Financing cash used in finance leases	1,061	1,015	971
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,424	11,377	6,249
Finance leases	1,183	618	421
Weighted average remaining lease term
Operating leases	1.5	4.5	4.1
Finance leases	3.2	3.9	3.1
Weighted average discount rate
Operating leases	4.6%	5.1%	4.6%
Finance leases	5.9%	5.0%	4.9%

Summary of maturity analysis of the annual undiscounted cash flows for operating lease liabilities

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2025 is as follows:

Year ending
December 31,
2026	5,931
2027	4,707
2028	3,292
2029	2,918
2030	296
2031 and thereafter	760
Less: imputed interest	(1,403)
Total	16,501

Summary of maturity analysis of the annual undiscounted cash flows for finance lease liabilities

Maturity analysis of the annual undiscounted cash flows for operating lease and finance lease liabilities as of December 31, 2025 is as follows:

Year ending
December 31,
2026	5,931
2027	4,707
2028	3,292
2029	2,918
2030	296
2031 and thereafter	760
Less: imputed interest	(1,403)
Total	16,501